SMA Relationship Trust–Series M

Portfolio of investments – March 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—95.6%

Alaska — 0.3%
City of Valdez Refunding, Exxon Pipeline Co. Project Revenue Bonds, Series A, 0.060%, due 12/01/33[1]	800,000	800,000

Arizona — 1.8%
Salt River Project Agricultural Improvement & Power District, Arizona Electric System Refunding Revenue Bonds
5.000%, due 01/01/30	2,225,000	2,803,297
Series A, 5.000%, due 01/01/45	2,000,000	2,584,578
		5,387,875

California — 5.7%
City of Irvine Assessment District No.03-19 Revenue Bonds, Series A,
0.040%, due 09/02/29[1]	300,000	300,000
City of Los Angeles, Department of Airports Refunding Revenue Bonds, Series A, 5.000%, due 05/15/40	2,005,000	2,541,940
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Asset-Backed Revenue Bonds,
Series A, 5.000%, due 06/01/29	1,400,000	1,530,148
Series A, 5.000%, due 06/01/32	2,200,000	2,578,842
Series A, 5.000%, due 06/01/33	1,200,000	1,404,172
State of California, GO Bonds
5.000%, due 03/01/35	1,725,000	2,244,879
5.000%, due 12/01/43	5,000,000	6,453,804
Series A3, 0.030%, due 05/01/34[1]	400,000	400,000
		17,453,785

Colorado — 0.4%
Denver City & County School District No. 1, GO Bonds 5.000%, due 12/01/21	1,285,000	1,326,165
Connecticut — 1.5%
State of Connecticut, GO Bonds, Series B, 5.000%, due 05/15/26	2,700,000	3,277,661

SMA Relationship Trust–Series M

Portfolio of investments – March 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds— (continued)

Connecticut— (concluded)
Series D, 5.000%, due 08/15/26	1,165,000	1,424,103
		4,701,764

Florida — 11.4%
Martin County Health Facilities Authority Revenue Bonds 5.500%, due 11/15/42[2]	3,800,000	3,924,368
Miami-Dade County, Subordinate Special Obligation Refunding Revenue Bonds 5.000%, due 10/01/35	4,530,000	5,501,816
Miami-Dade County, Transit System Revenue Bonds, Series A, 5.000%, due 07/01/43	2,000,000	2,539,535
School Board of St. Lucie County, Sales Tax Revenue Bonds, AGM 5.000%, due 10/01/26	2,500,000	2,981,009
School District of Broward County, COP, Series A, 5.000%, due 07/01/28	2,250,000	2,707,779
Series A, 5.000%, due 07/01/31	4,595,000	6,029,104
Series B, 5.000%, due 07/01/30	2,000,000	2,334,768
State of Florida, Board of Education Public Education Capital Outlay, GO Bonds, Series A, 5.000%, due 06/01/28	1,560,000	2,007,358
The School Board of Miami-Dade County, COP, Series A, 5.000%, due 05/01/31	4,000,000	4,643,064
Series B, 5.000%, due 05/01/26	1,900,000	2,227,896
		34,896,697
Georgia — 1.5%
State of Georgia, GO Bonds, Series A, 5.000%, due 07/01/30	3,630,000	4,641,333

Hawaii — 2.6%
City & County Honolulu HI Wastewater System Revenue Bonds, Series A, 5.000%, due 07/01/38[2]	7,950,000	8,043,207
Illinois — 4.1%
Illinois State Toll Highway Authority Revenue Bonds,

SMA Relationship Trust–Series M
Portfolio of investments – March 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds— (continued)
Illinois— (concluded)
Series A, 5.000%, due 12/01/21	1,220,000	1,258,259
Series A, 5.000%, due 12/01/32	2,175,000	2,591,263
Illinois State Toll Highway Authority, Refunding, Revenue Bonds
5.000%, due 01/01/29	2,240,000	2,875,612
Series A, 5.000%, due 01/01/30	2,805,000	3,606,791
Railsplitter Tobacco Settlement Authority Revenue Bonds
6.000%, due 06/01/28[2]	2,010,000	2,028,406
		12,360,331
Kansas — 0.8%
Wyandotte County-Kansas City Unified Government Utility System Revenue Bonds, Series A,
5.000%, due 09/01/27[2]	2,400,000	2,563,017

Louisiana — 0.7%
City of New Orleans, AGC-ICC Refunding, GO Bonds
5.500%, due 12/01/21	30,000	31,035
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Revenue Bonds
6.750%, due 05/15/41[2]	2,000,000	2,014,747
		2,045,782
Maryland — 5.8%
County of Anne Arundel MD, Consolidated Water and Sewer, GO Bonds, Series B,
5.000%, due 10/01/38	1,470,000	1,881,807
County of Baltimore MD, GO Bonds
5.000%, due 03/01/30	5,240,000	6,978,373
County of Prince George's MD, GO Bonds, Series A,
5.000%, due 07/15/27	5,000,000	6,313,447
State of Maryland, GO Bonds, Series A,
5.000%, due 08/01/30	2,000,000	2,621,171
		17,794,798
Massachusetts — 6.8%
Massachusetts Water Resources Authority Revenue Bonds, Series B,
5.000%, due 08/01/44	2,000,000	2,554,530
The Commonwealth of Massachusetts, Consolidated Loan, GO Bonds

SMA Relationship Trust–Series M

Portfolio of investments – March 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds— (continued)
Massachusetts— (concluded)
5.000%, due 07/01/45	2,005,000	2,535,336
Series C, 5.000%, due 05/01/40	3,000,000	3,751,665
The Commonwealth of Massachusetts, GO Bonds,
Series A, 5.000%, due 07/01/30	2,260,000	2,739,497
Series A, 5.000%, due 01/01/40	2,700,000	3,336,923
Series E, 5.000%, due 11/01/27	4,505,000	5,729,834
		20,647,785
Michigan — 0.6%
Michigan Finance Authority Hospital Trinity Health Credit Group Revenue Bonds, Series A,
5.000%, due 12/01/25	1,615,000	1,939,054
Mississippi — 0.4%
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project) Revenue Bonds, Series E,
0.070%, due 12/01/30[1]	100,000	100,000
Mississippi Business Finance Corp., Chevron USA, Inc. Revenue Bonds, Series C,
0.060%, due 11/01/35[1]	1,000,000	1,000,000
		1,100,000
Missouri — 0.4%
Health and Educational Facilities Authority of the State of Missouri Revenue Bonds, Series B-2-REMK,
0.050%, due 10/01/35[1]	1,300,000	1,300,000
Nevada — 2.3%
Las Vegas Valley Water District, GO Bonds, Series D,
5.000%, due 06/01/27	5,670,000	7,129,657
New Jersey — 3.3%
New Jersey Turnpike Authority Revenue Bonds,
Series A, 5.000%, due 01/01/30	3,500,000	3,980,262
Series G, 5.000%, due 01/01/35	2,095,000	2,552,038

SMA Relationship Trust–Series M

Portfolio of investments – March 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds— (continued)

New Jersey— (concluded)
State of New Jersey, GO Bonds
5.000%, due 06/01/21	3,300,000	3,323,984
Union County Pollution Control Financing Authority (Exxon Mobil Corp.) Revenue Bonds
0.050%, due 10/01/24[1]	100,000	100,000
		9,956,284
New York — 20.4%
City of New York, GO Bonds,
Series A, 5.000%, due 08/01/43	2,400,000	2,947,813
Series B-1, 5.000%, due 10/01/36	1,950,000	2,454,196
Series D, 5.000%, due 12/01/40	3,000,000	3,695,177
Subseries F-1, 5.000%, due 04/01/40	1,940,000	2,356,492
County of Nassau NY, GO Notes,
Series A, 2.000%, due 12/10/21	4,205,000	4,257,579
Metropolitan Transportation Authority Revenue Bonds,
Series A-1, 0.060%, due 11/01/31[1]	1,490,000	1,490,000
New York City Transitional Finance Authority Building Aid Revenue Bonds,
Series S-1, 5.000%, due 07/15/31	1,050,000	1,216,075
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds,
Series 21-A-RE, 5.000%, due 11/01/22	1,295,000	1,393,806
Series A-2, 5.000%, due 08/01/38	3,000,000	3,657,302
Series A-2, 5.000%, due 08/01/39	1,445,000	1,758,068
Series A-3, 0.070%, due 08/01/43[1]	1,500,000	1,500,000
Series C-2, 5.000%, due 05/01/35	3,260,000	4,021,203
New York City Water & Sewer System, Second General Resolution Revenue Bonds
5.000%, due 06/15/36	2,760,000	3,138,857
Series DD-2, 0.060%, due 06/15/43[1]	400,000	400,000
Series EE, 5.000%, due 06/15/33	2,000,000	2,440,548

SMA Relationship Trust–Series M

Portfolio of investments – March 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds— (continued)

New York— (concluded)
Series EE, 5.000%, due 06/15/40	3,000,000	3,669,743
Series FF, 5.000%, due 06/15/39	2,195,000	2,689,771
New York State Dormitory Authority Refunding Revenue Bonds,
Series A, 5.000%, due 03/15/44	6,000,000	7,561,341
New York State Dormitory Authority Revenue Bonds,
Series A, 5.000%, due 03/15/40	2,500,000	3,075,631
Series A, 5.000%, due 03/15/43	3,500,000	4,236,849
New York State Urban Development Corp., Revenue Bonds,
Series A, 5.000%, due 03/15/41	3,420,000	4,257,578
		62,218,029

Ohio — 2.5%
Ohio State Water Development Authority Water Pollution Control Loan Fund Revenue Bonds,
Series A, 5.000%, due 12/01/37	1,000,000	1,300,935
State of Ohio, Common Schools Refunding, GO Bonds,
Series B, 5.000%, due 09/15/27	5,000,000	6,325,177
		7,626,112
Oregon — 1.3%
Multnomah County School District No. 3 Parkrose, GO Bonds,
Series A, 5.000%, due 06/30/35[2]	1,000,000	1,011,588
Tri-County Metropolitan Transportation District of Oregon Revenue Bonds,
Series A, 5.000%, due 09/01/43	2,500,000	3,061,476
		4,073,064
Pennsylvania — 4.4%
City of Philadelphia, GO Bonds
5.000%, due 08/01/24	2,000,000	2,291,217
Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds
5.000%, due 06/01/22	3,000,000	3,158,047
Commonwealth of Pennsylvania, GO Bonds
5.000%, due 09/15/26	1,225,000	1,508,195
5.000%, due 07/15/27	2,020,000	2,533,703

SMA Relationship Trust–Series M

Portfolio of investments – March 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds— (continued)

Pennsylvania— (concluded)

Pennsylvania Turnpike Commission Refunding Revenue Bonds 5.000%, due 12/01/23	1,000,000	1,127,118
Pennsylvania Turnpike Commission Revenue Bonds, Series A-2, 5.000%, due 12/01/36	2,220,000	2,783,182
		13,401,462
South Carolina — 0.8%
South Carolina Public Service Authority Revenue Bonds, Series A, 5.000%, due 12/01/24	2,000,000	2,323,396

Texas — 9.3%
Board of Regents of the University of Texas System Revenue Bonds, Series A, 5.000%, due 08/15/38	2,000,000	2,538,817
Dallas and Fort Worth International Airport Revenue Bonds 5.000%, due 11/01/33	5,655,000	7,361,762
Series A, 5.000%, due 11/01/29	2,500,000	3,245,423
Grand Parkway Transportation Corp., Subordinate Tier Tela Supported Revenue Bonds, Series A, 5.000%, due 10/01/34	1,805,000	2,247,500
Lamar Consolidated Independent School District, GO Bonds 5.000%, due 02/15/27	1,000,000	1,245,830
Lower Colorado River Authority Refunding LCRA Transmission Services Revenue Bonds 5.000%, due 05/15/31	1,000,000	1,275,857
State of Texas, Transitional Revenue Bonds 4.000%, due 08/26/21	10,230,000	10,391,035
		28,306,224
Virginia — 2.2%
County of Fairfax VA, GO Bonds, Series A, 5.000%, due 10/01/29	5,000,000	6,656,981

Washington — 3.4%
King County School District No. 414 Lake Washington, GO Bonds 4.000%, due 12/01/27	4,205,000	5,086,580
State of Washington, GO Bonds, Series 2020-A, 5.000%, due 08/01/43	3,070,000	3,859,080

SMA Relationship Trust–Series M

Portfolio of investments – March 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds— (concluded)

Washington— (concluded)
Washington State Health Care Facilities Authority Revenue Bonds, Series A, 5.000%, due 10/01/25	1,435,000	1,534,451
		10,480,111
Wisconsin — 0.9%
Public Finance Authority Hospital Revenue Bonds, Series C, 0.050%, due 10/01/49[1]	500,000	500,000
State of Wisconsin Refunding Revenue Bonds, Series B, 5.000%, due 05/01/31	1,500,000	1,806,482
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series A, 0.050%, due 02/15/50[1]	400,000	400,000
		2,706,482
Total municipal bonds (cost—$281,717,966)		291,879,395

	Number of shares
Short-term investments—1.8%
Investment companies — 1.8%
State Street Institutional U.S. Government Money Market Fund, 0.080% [3] (cost — $5,379,903)	5,379,903	5,379,903
Total investments (cost — $287,097,869) — 97.4%		297,259,298
Other assets in excess of liabilities — 2.6%		7,894,518
Net assets — 100.0%		$305,153,816

Fair valuation summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund's investments. In the event a Fund holds investments (other than a money market fund) for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

SMA Relationship Trust–Series M

Portfolio of investments – March 31, 2021 (unaudited)

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds	—	291,879,395	—	291,879,395
Short-term investments	—	5,379,903	—	5,379,903
Total	—	297,259,298	—	297,259,298

At March 31, 2021, there were no transfers in or out of Level 3.
Portfolio footnotes
1	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
2	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date or the date of the prerefunded call.
3	Rates shown reflect yield at March 31, 2021.
Portfolio acronyms
AGC	Associated General Contractors
AGM	Assured Guaranty Municipal Corporation
COP	Certificate of Participation
GO	General Obligation
ICC	International Code Council

Valuation of investments

The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value the Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated December 31, 2020.